Segment And Geographic Data (Summary Of Selected Information By Reportable Segment) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Segment Reporting Information [Line Items]
Net sales	$ 1,196	$ 1,241	$ 1,224	$ 1,220	$ 1,310	$ 1,298	$ 1,210	$ 1,140	$ 4,881	$ 4,958	$ 4,647
Operating income									408	316	386
Depreciation and amortization									350	358	341
Consumer Packaging
Segment Reporting Information [Line Items]
Net sales									2,870	2,904	2,791
Operating income									229	164	258
Depreciation and amortization									237	239	228
Health, Hygiene & Specialties
Segment Reporting Information [Line Items]
Net sales									502	450	353
Operating income									31	20	8
Depreciation and amortization									35	31	29
Engineered Materials
Segment Reporting Information [Line Items]
Net sales									1,509	1,604	1,503
Operating income									148	132	120
Depreciation and amortization									$ 78	$ 88	$ 84